UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C.  20549

                                                             FORM 13F

                                               FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              November 12, 1999


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          217

Form 13F Information Table Value Total:       $80,721


Issuer               Class      Cusip #       Value    Shares Discretion Voting
                                                         (x$1000)

Agribrands     Common 00849R105   18,163   366,000     Sole     Sole
Alliance Imag Common 018606103    10,105   224,561    Sole      Sole
Amazon.Com Common 023135106         320       4,000    Sole      Sole
American Prop REIT     02520N106         371   110,000    Sole      Sole
Ascent Entmt Common  043628106      5,500   400,000    Sole      Sole
Beacon Ptnrs  REIT                               2,250   150,000    Sole      Sole
Bonneville Corp Common  098904204     871     81,500    Sole      Sole
Conoco Inc-B  Common   208251405    1,341     48,984    Sole      Sole
Cort Services   Common  220493100    3,302   142,800    Sole      Sole
Directrix           Common   25459A10D      324     69,062    Sole      Sole
First City          Common   33762E108       592     27,200    Sole      Sole
Bank Yucca     Common   31983J104       730    208,334    Sole     Sole
Friendly Corp.  Common   358497105    2,528    511,900    Sole     Sole
Global Telecom Common  37934X100      306      30,000    Sole     Sole
Immulogic Pharm Common  45252R100   112     595,000   Sole     Sole
Intelliquest        Common      45816H10     326       30,000   Sole     Sole
Local Corp        Common      539553107  3,332    365,100   Sole     Sole
Meristar Inc.      Commo       589988104   1,471    500,700   Sole     Sole
Microcell Telecom Common   59501T304    670      52,000   Sole     Sole
Nomas Class A  Common   ADPN003158       0      17,880   Sole     Sole
Nomas Corp New Common  ADPN003159      0      17,880   Sole     Sole
Professionals Inc.  Common  742954100   1,844     75,269   Sole     Sole
Rural Corp           Common   781904107    3,276     72,400   Sole     Sole
Saga Systems Inc. Common   786610105  1,444   100,000  Sole     Sole
Spatialight Inc.      Common    847248101     550    514,015  Sole     Sole
Tatham Offshore    Preferred  876628207         7      65,876  Sole     Sole
Telebanc Corp       Common   87925R109     690      30,000  Sole    Sole
Triad Hospitals      Common    89579K109  10,029  990,500  Sole    Sole
UCBH Holdings     Common    90262T308    2,064   113,900 Sole    Sole
United Global        Common                           5,604    77,693  Sole    Sole
Unilab Corp           Common    904763109     2,599  457,000  Sole   Sole

                      Total:                                   $    80,721

